Furniture, Equipment and Leasehold Improvements, Net (Tables)	12 Months Ended
Dec. 31, 2012
Furniture, Equipment and Leasehold Improvements, Net [Abstract]
Furniture, equipment and leasehold improvement, net
Furniture, equipment and leasehold improvements, net consist of:

	December 31,
	2012	2011
	(in thousands)

Furniture and equipment	$525,292	$564,958
Leasehold improvements	273,433	348,987
	798,725	913,945
Less: Accumulated depreciation and amortization	(602,600)	(640,841)
Furniture, equipment and leasehold improvements, net	$196,125	$273,104